[GRAPHIC OMITTED]

                          MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000


                                        May 4, 2005


VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re: Global Governments Variable Account (File Nos. 33-19629 and 811-5450) (the "Variable Account")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Variable Account as certification that the Prospectus and Statement of Additional Information for the Variable Account do not differ from those contained in Post-Effective Amendment No. 24 (the "Amendment") to the Variable Account's Registration Statement on Form N-3. The Amendment was filed electronically via EDGAR on April 29, 2005.

         Please call the undersigned at (617) 954-4340 or Claudia Murphy at
(617) 954-5000 with any questions you may have.

                                        Very truly yours,



                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Counsel

SAP/bjn